Parent Company Financial Information (Notes)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Parent Company Financial Information
Parent Company Financial Information
Following are statements of the parent company:

Statements of Condition	December 31
(Dollars in thousands)	2017	2016
Assets:
Cash	$254,938	$226,326
Securities available-for-sale	1,836	2,035
Notes receivable	3,067	3,209
Allowance for loan losses	(925)	(925)
Investments in subsidiaries:
Bank	4,618,249	2,596,582
Non-bank	22,932	23,996
Other assets	207,878	189,360
Total assets	$5,107,975	$3,040,583
Liabilities and equity:
Accrued employee benefits and other liabilities	$149,124	$141,729
Term borrowings	673,794	489,201
Total liabilities	822,918	630,930
Total equity	4,285,057	2,409,653
Total liabilities and equity	$5,107,975	$3,040,583

Statements of Income	Year Ended December 31
(Dollars in thousands)	2017	2016	2015
Dividend income:
Bank	$250,000	$250,000	$325,000
Non-bank	1,097	1,361	1,150
Total dividend income	251,097	251,361	326,150
Interest income	—	—	—
Other income/(loss)	190	(207)	5,884
Total income	251,287	251,154	332,034
Interest expense:
Short-term debt	—	—	6
Term borrowings	17,936	14,238	23,579
Total interest expense	17,936	14,238	23,585
Compensation, employee benefits and other expense	43,783	38,926	36,388
Total expense	61,719	53,164	59,973
Income/(loss) before income taxes	189,568	197,990	272,061
Income tax benefit	512	(22,981)	(21,757)
Income/(loss) before equity in undistributed net income of subsidiaries	189,056	220,971	293,818
Equity in undistributed net income/(loss) of subsidiaries:
Bank	(24,255)	9,508	(207,831)
Non-bank	714	(3,433)	(108)
Net income/(loss) attributable to the controlling interest	$165,515	$227,046	$85,879

Statements of Cash Flows	Year Ended December 31
(Dollars in thousands)	2017	2016	2015
Operating activities:
Net income/(loss)	$165,515	$227,046	$85,879
Less undistributed net income/(loss) of subsidiaries	(23,541)	6,075	(207,939)
Income/(loss) before undistributed net income of subsidiaries	189,056	220,971	293,818
Adjustments to reconcile income to net cash provided by operating activities:
Depreciation, amortization, and other	15	53	(276)
(Gain)/loss on securities	(109)	148	259
Provision for deferred income taxes	7,727	—	—
Stock-based compensation expense	19,625	16,719	12,810
(Gain)/loss on extinguishment of debt	—	—	(5,793)
Net (increase)/decrease in interest receivable and other assets	8,605	(2,228)	(4,544)
Net (decrease)/increase in interest payable and other liabilities	13,172	(2,842)	(5,791)
Total adjustments	49,035	11,850	(3,335)
Net cash provided/(used) by operating activities	238,091	232,821	290,483
Investing activities:
Securities:
Sales and prepayments	318	275	1,371
Purchases	—	(400)	(740)
Premises and equipment:
Sales/(purchases)	7	(17)	14
Decrease/(increase) in interest-bearing cash	—	—	—
Return on investment in subsidiary	1,871	129	93
Investment in subsidiary	—	—	(9,372)
Cash paid for business combination, net	(126,149)	—	(18,251)
Net cash provided/(used) by investing activities	(123,953)	(13)	(26,885)
Financing activities:
Preferred stock:
Cash dividends	(6,200)	(6,200)	(6,200)
Common stock:
Exercise of stock options	6,132	22,479	7,219
Cash dividends	(79,904)	(63,504)	(53,947)
Repurchase of shares	(5,554)	(97,396)	(32,648)
Term borrowings:
Proceeds from issuance of term borrowings	—	—	495,555
Repayment of term borrowings	—	—	(700,000)
Increase/(decrease) in short-term borrowings	—	—	(3,000)
Net cash (used)/provided by financing activities	(85,526)	(144,621)	(293,021)
Net increase/(decrease) in cash and cash equivalents	28,612	88,187	(29,423)
Cash and cash equivalents at beginning of year	226,326	138,139	167,562
Cash and cash equivalents at end of year	$254,938	$226,326	$138,139
Total interest paid	$17,321	$13,261	$24,345
Income taxes received from subsidiaries	23,020	27,126	32,202
Certain previously reported amounts have been reclassified to agree with current presentation.